Financial Risks - Schedule of Ratings Distribution of General Account Portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about credit rating [line items]
Amortized cost	€ 10,227	€ 10,453
Fair value	63,638	66,959
Total	73,865	77,412
AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	998	1,522
Fair value	7,033	12,523
Total	8,031	14,046
AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,930	4,440
Fair value	9,866	4,615
Total	13,796	9,055
A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,486	3,782
Fair value	20,486	21,416
Total	24,972	25,198
BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	803	672
Fair value	18,269	20,198
Total	19,072	20,870
BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	33	48
Fair value	1,126	1,512
Total	1,160	1,560
B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2
Fair value	579	607
Total	581	607
CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	992	905
Total	992	905
Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	5,286	5,182
Total	5,286	5,182
Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	10,253	10,464
Fair value	63,638	66,959
Total	73,891	77,423
ECL on financial assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	(26)	(12)
Fair value	(238)	(277)
Total	(263)	(289)
Americas [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	10,156	10,406
Fair value	60,264	63,200
Americas [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	947	1,484
Fair value	6,836	12,243
Americas [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,930	4,440
Fair value	9,191	3,996
Americas [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,485	3,775
Fair value	19,474	20,233
Americas [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	785	671
Fair value	17,679	19,313
Americas [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	33	48
Fair value	1,084	1,439
Americas [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2
Fair value	570	594
Americas [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	986	900
Americas [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	4,444	4,480
Americas [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	10,182	10,417
Fair value	60,264	63,200
Americas [member] | ECL on financial assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	(26)	(12)
Fair value	(228)	(264)
United Kingdom [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,695	1,483
United Kingdom [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	38	55
United Kingdom [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	514	461
United Kingdom [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	220	262
United Kingdom [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	124	123
United Kingdom [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	1
United Kingdom [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	0
United Kingdom [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	0
United Kingdom [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	797	582
United Kingdom [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,695	1,483
International [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1	9
Fair value	1,514	2,021
International [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	35	91
International [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	161	158
International [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1	7
Fair value	791	921
International [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		1
Fair value	466	763
International [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	41	71
International [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	9	13
International [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	6	5
International [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	4
International [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1	9
Fair value	1,514	2,021
International [member] | ECL on financial assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value	(10)	(12)
Asset management [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	52
Fair value	124	136
Asset management [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	52
Fair value	123	135
Asset management [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	1
Asset management [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	52
Fair value	124	€ 136
Asset management [member] | ECL on financial assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value	€ 0